Disclosure of detailed information about financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Convertible debenture	$ 350,000	$ 350,000
Revolving credit facility	30,000	148,031
Long-term debt	380,000	498,031
2019 [Member]
Statements Line Items
Revolving credit facility	1,437
Long-term debt	15,437
2020 [Member]
Statements Line Items
Revolving credit facility	1,437
Long-term debt	15,437
2021 [Member]
Statements Line Items
Revolving credit facility	1,437
Long-term debt	13,673
2022 [Member]
Statements Line Items
Revolving credit facility	1,252
Long-term debt	13,252
2023 [Member]
Statements Line Items
Revolving credit facility	0
Long-term debt	0
Convertible debenture 2016 [Member]
Statements Line Items
Convertible debenture	50,000		$ 50,000
Convertible debenture 2016 [Member] | 2019 [Member]
Statements Line Items
Convertible debenture	2,000
Convertible debenture 2016 [Member] | 2020 [Member]
Statements Line Items
Convertible debenture	2,000
Convertible debenture 2016 [Member] | 2021 [Member]
Statements Line Items
Convertible debenture	236
Convertible debenture 2016 [Member] | 2022 [Member]
Statements Line Items
Convertible debenture	0
Convertible debenture 2016 [Member] | 2023 [Member]
Statements Line Items
Convertible debenture	0
Convertible debenture 2017 [Member]
Statements Line Items
Convertible debenture	300,000	$ 300,000
Convertible debenture 2017 [Member] | 2019 [Member]
Statements Line Items
Convertible debenture	12,000
Convertible debenture 2017 [Member] | 2020 [Member]
Statements Line Items
Convertible debenture	12,000
Convertible debenture 2017 [Member] | 2021 [Member]
Statements Line Items
Convertible debenture	12,000
Convertible debenture 2017 [Member] | 2022 [Member]
Statements Line Items
Convertible debenture	12,000
Convertible debenture 2017 [Member] | 2023 [Member]
Statements Line Items
Convertible debenture	$ 0